INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Inventory gross	R$ 12,200,913	R$ 10,969,681
Current	10,439,741	9,557,578
Non-current	1,761,172	1,412,103
Inventoy, net	12,200,913	10,969,681
Finished Goods [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	4,250,175	3,856,491
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	3,976,448	3,316,396
Raw Materials [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	2,845,578	2,607,079
Storeoom Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	1,255,176	1,225,963
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	23,463	85,623
Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	R$ (149,927)	R$ (121,871)